Financial Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2018
Financial Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Disclosure Of Financial Liabilities At Fair Value Through Profit Or Loss Explanatory

19. Financial Liabilities at Fair Value through Profit or Loss

Details of financial liabilities at fair value through profit or loss, and financial liabilities designated at fair value through profit or loss as of December 31, 2017 and 2018, are as follows:

	2017
	(In millions of Korean won)
Financial liabilities held for trading
Securities sold	￦	1,870,579
Other		74,191

Sub-total		1,944,770

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		10,078,288

Total financial liabilities at fair value through profit or loss	￦	12,023,058

	2018
	(In millions of Korean won)
Financial liabilities at fair value through profit or loss
Securities sold	￦	2,745,906
Other		77,914

Sub-total	￦	2,823,820

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		12,503,039

Total financial liabilities at fair value through profit or loss	￦	15,326,859

The difference between the carrying amount and contractual cash flow amount of financial liabilities designated at fair value through profit or loss as of December 31, 2018 is as follows:

2018
(In millions of Korean won)
Contractual cash flow amount	￦12,329,525
Carrying amount	12,503,039
Difference	￦ (173,514)